UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments:

Putnam Strategic Volatility Equity Fund

The fund's portfolio
10/31/16 (Unaudited)

COMMON STOCKS (96.5%)(a)
		Shares	Value

Aerospace and defense (4.8%)

BWX Technologies, Inc.		390	$15,296

General Dynamics Corp.		439	66,175

L-3 Communications Holdings, Inc.		139	19,035

Northrop Grumman Corp.		576	131,904

Raytheon Co.		923	126,091

			358,501
Air freight and logistics (1.8%)

United Parcel Service, Inc. Class B		1,269	136,747

			136,747
Airlines (0.4%)

Southwest Airlines Co.		682	27,314

			27,314
Banks (4.9%)

Associated Banc-Corp.		254	5,156

PNC Financial Services Group, Inc. (The)		1,148	109,749

Popular, Inc. (Puerto Rico)		466	16,916

SunTrust Banks, Inc.		855	38,672

TCF Financial Corp.		817	11,683

U.S. Bancorp		1,093	48,923

Wells Fargo & Co.		2,640	121,466

Western Alliance Bancorp(NON)		275	10,274

			362,839
Beverages (0.3%)

Constellation Brands, Inc. Class A		58	9,693

PepsiCo, Inc.		96	10,291

			19,984
Capital markets (1.3%)

Bank of New York Mellon Corp. (The)		979	42,361

Intercontinental Exchange, Inc.		160	43,262

MSCI, Inc.		123	9,863

			95,486
Chemicals (0.9%)

Ashland Global Holdings, Inc.		123	13,743

Scotts Miracle-Gro Co. (The) Class A		147	12,949

Sherwin-Williams Co. (The)		170	41,626

			68,318
Commercial services and supplies (1.3%)

Waste Management, Inc.		1,457	95,667

			95,667
Communications equipment (3.7%)

Cisco Systems, Inc.		5,460	167,513

Juniper Networks, Inc.		3,235	85,210

Motorola Solutions, Inc.		323	23,443

			276,166
Consumer finance (1.6%)

Ally Financial, Inc.		1,108	20,022

Capital One Financial Corp.		655	48,496

Discover Financial Services		910	51,260

			119,778
Containers and packaging (1.5%)

Avery Dennison Corp.		652	45,503

Bemis Co., Inc.		331	16,126

Berry Plastics Group, Inc.(NON)		344	15,050

Crown Holdings, Inc.(NON)		355	19,259

Sonoco Products Co.		275	13,830

			109,768
Distributors (0.1%)

Pool Corp.		109	10,091

			10,091
Diversified consumer services (0.3%)

ServiceMaster Global Holdings, Inc.(NON)		655	23,442

			23,442
Diversified financial services (1.4%)

Berkshire Hathaway, Inc. Class B(NON)		466	67,244

Voya Financial, Inc.		1,260	38,493

			105,737
Diversified telecommunication services (2.8%)

AT&T, Inc.		1,270	46,723

Verizon Communications, Inc.		3,379	162,530

			209,253
Electric utilities (3.2%)

American Electric Power Co., Inc.		760	49,278

Eversource Energy		325	17,895

Great Plains Energy, Inc.		551	15,670

PG&E Corp.		1,196	74,296

Southern Co. (The)		1,251	64,514

Westar Energy, Inc.		299	17,139

			238,792
Electronic equipment, instruments, and components (0.4%)

Fitbit, Inc. Class A(NON)(S)		2,093	27,753

			27,753
Energy equipment and services (2.4%)

Dril-Quip, Inc.(NON)		112	5,320

FMC Technologies, Inc.(NON)		967	31,205

Schlumberger, Ltd.		1,816	142,066

			178,591
Equity real estate investment trusts (REITs) (2.2%)

Brandywine Realty Trust(R)		479	7,425

Corporate Office Properties Trust(R)		272	7,260

Equity Commonwealth(NON)(R)		405	12,235

Equity Lifestyle Properties, Inc.(R)		126	9,556

Equity One, Inc.(R)		270	7,695

Equity Residential Trust(R)		600	37,050

Highwoods Properties, Inc.(R)		247	12,259

Liberty Property Trust(R)		297	12,008

Macerich Co. (The)(R)		223	15,784

Post Properties, Inc.(R)		125	8,224

Public Storage(R)		32	6,839

Regency Centers Corp.(R)		241	17,369

Retail Properties of America, Inc. Class A(R)		412	6,415

Weingarten Realty Investors(R)		188	6,807

			166,926
Food and staples retail (2.4%)

CVS Health Corp.		1,163	97,808

Sysco Corp.		1,599	76,944

US Foods Holding Corp.(NON)		160	3,616

			178,368
Food products (2.3%)

General Mills, Inc.		1,310	81,194

Hershey Co. (The)		867	88,833

			170,027
Health-care equipment and supplies (1.3%)

C.R. Bard, Inc.		143	30,985

Intuitive Surgical, Inc.(NON)		102	68,552

			99,537
Health-care providers and services (3.9%)

AmerisourceBergen Corp.		416	29,253

DaVita Inc.(NON)		749	43,906

McKesson Corp.		604	76,811

UnitedHealth Group, Inc.		971	137,231

			287,201
Hotels, restaurants, and leisure (2.1%)

Aramark		262	9,754

Hyatt Hotels Corp. Class A(NON)		274	13,916

McDonald's Corp.		1,132	127,429

Vail Resorts, Inc.		33	5,262

			156,361
Household products (2.3%)

Church & Dwight Co., Inc.		384	18,532

Clorox Co. (The)		71	8,521

Colgate-Palmolive Co.		1,337	95,408

Kimberly-Clark Corp.		107	12,242

Procter & Gamble Co. (The)		426	36,977

			171,680
Industrial conglomerates (1.6%)

Carlisle Cos., Inc.		114	11,953

Honeywell International, Inc.		969	106,280

			118,233
Insurance (3.3%)

Aflac, Inc.		547	37,672

Alleghany Corp.(NON)		14	7,227

Allstate Corp. (The)		206	13,987

American Financial Group, Inc.		129	9,611

Aspen Insurance Holdings, Ltd.		297	14,330

Assured Guaranty, Ltd.		296	8,847

Everest Re Group, Ltd.		124	25,236

Hanover Insurance Group, Inc. (The)		75	5,714

Marsh & McLennan Cos., Inc.		855	54,198

Reinsurance Group of America, Inc.		156	16,826

Travelers Cos., Inc. (The)		464	50,196

			243,844
Internet software and services (4.4%)

Alphabet, Inc. Class A(NON)		252	204,095

CommerceHub, Inc. Ser. C(NON)		483	7,269

eBay, Inc.(NON)		3,983	113,555

			324,919
IT Services (5.8%)

Amdocs, Ltd.		527	30,803

Automatic Data Processing, Inc.		1,340	116,660

Broadridge Financial Solutions, Inc.		382	24,700

CoreLogic, Inc.(NON)		336	14,300

Fiserv, Inc.(NON)		692	68,148

Genpact, Ltd.(NON)		504	11,587

Paychex, Inc.		1,810	99,912

Vantiv, Inc. Class A(NON)		1,210	70,616

			436,726
Leisure products (0.7%)

Hasbro, Inc.		606	50,546

			50,546
Life sciences tools and services (2.3%)

Agilent Technologies, Inc.		573	24,966

Charles River Laboratories International, Inc.(NON)		118	8,954

Thermo Fisher Scientific, Inc.		851	125,123

VWR Corp.(NON)		206	5,667

Waters Corp.(NON)		52	7,235

			171,945
Machinery (0.4%)

Allison Transmission Holdings, Inc.		1,025	30,022

			30,022
Media (3.0%)

CBS Corp. Class B (non-voting shares)		872	49,373

Comcast Corp. Class A		812	50,198

Interpublic Group of Cos., Inc. (The)		1,563	34,996

John Wiley & Sons, Inc. Class A		153	7,895

Madison Square Garden Co. (The) Class A(NON)		30	4,965

News Corp. Class B		418	5,183

Omnicom Group, Inc.		48	3,831

Twenty-First Century Fox, Inc.		2,634	69,195

			225,636
Metals and mining (0.2%)

Reliance Steel & Aluminum Co.		225	15,476

			15,476
Mortgage real estate investment trusts (REITs) (2.2%)

AGNC Investment Corp.(R)		3,701	74,242

Annaly Capital Management, Inc.(R)		3,391	35,131

Chimera Investment Corp.(R)		1,492	23,380

MFA Financial, Inc.(R)		1,904	13,918

Two Harbors Investment Corp.(R)		1,912	15,927

			162,598
Multi-utilities (0.3%)

NiSource, Inc.		829	19,283

			19,283
Multiline retail (1.2%)

Dollar General Corp.		1,269	87,675

			87,675
Oil, gas, and consumable fuels (3.6%)

Exxon Mobil Corp.		2,715	226,214

Phillips 66		404	32,785

World Fuel Services Corp.		248	9,982

			268,981
Personal products (0.1%)

Coty, Inc. Class A(NON)		292	6,713

			6,713
Pharmaceuticals (6.0%)

Johnson & Johnson		1,884	218,525

Merck & Co., Inc.		1,125	66,060

Pfizer, Inc.		5,222	165,590

			450,175
Semiconductors and semiconductor equipment (2.5%)

Applied Materials, Inc.		3,336	97,011

Texas Instruments, Inc.		1,252	88,704

			185,715
Software (1.6%)

Intuit, Inc.		383	41,647

Microsoft Corp.		726	43,502

Synopsys, Inc.(NON)		511	30,307

			115,456
Specialty retail (3.6%)

AutoZone, Inc.(NON)		123	91,286

Home Depot, Inc. (The)		134	16,349

Lowe's Cos., Inc.		1,435	95,643

TJX Cos., Inc. (The)		848	62,540

			265,818
Technology hardware, storage, and peripherals (1.3%)

Apple, Inc.		819	92,989

			92,989
Textiles, apparel, and luxury goods (0.3%)

Carter's, Inc.		149	12,865

PVH Corp.		117	12,517

			25,382
Tobacco (2.2%)

Altria Group, Inc.		2,365	156,374

Philip Morris International, Inc.		39	3,761

			160,135
Water utilities (0.3%)

American Water Works Co., Inc.		327	24,211

			24,211

Total common stocks (cost $6,728,769)			$7,176,805

PURCHASED OPTIONS OUTSTANDING (3.0%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-17/$183.00	$8,002	$51,542

SPDR S&P 500 ETF Trust (Put)	Sep-17/180.00	8,278	44,426

SPDR S&P 500 ETF Trust (Put)	Aug-17/183.00	8,454	43,499

SPDR S&P 500 ETF Trust (Put)	Jul-17/180.00	8,235	34,738

SPDR S&P 500 ETF Trust (Put)	Jun-17/175.00	8,173	25,124

SPDR S&P 500 ETF Trust (Put)	May-17/177.00	8,568	21,710

Total purchased options outstanding (cost $308,097)			$221,039

SHORT-TERM INVESTMENTS (3.7%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.74%(d)(AFF)		25,200	$25,200

Putnam Short Term Investment Fund 0.50%(AFF)		61,986	61,986

State Street Institutional Liquid Reserves Fund Trust Class 0.38%(P)		190,000	190,000

Total short-term investments (cost $277,186)			$277,186

TOTAL INVESTMENTS

Total investments (cost $7,314,052)(b)			$7,675,030

WRITTEN OPTIONS OUTSTANDING at 10/31/16 (premiums $8,487) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Nov-16/$220.50	$7,502	$2,101
SPDR S&P 500 ETF Trust (Call)	Nov-16/220.50	7,502	1,616
SPDR S&P 500 ETF Trust (Call)	Nov-16/221.00	7,533	497
SPDR S&P 500 ETF Trust (Call)	Nov-16/221.00	7,504	37

Total			$4,251

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
baskets	22	$—	12/16/16	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	$(31,155)

Total		$—	$(31,155)

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through October 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $7,437,976.
(b)	The aggregate identified cost on a tax basis is $7,344,839, resulting in gross unrealized appreciation and depreciation of $636,485 and $306,294, respectively, or net unrealized appreciation of $330,191.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC *	$59,400	$149,850	$184,050	$39	$25,200
	Putnam Short Term Investment Fund **	337,935	343,261	619,210	93	61,986
	Totals	$397,335	$493,111	$803,260	$132	$87,186
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $25,200, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $23,868.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $39,566 to cover certain derivative contracts.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,616 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$844,951	$—	$—
Consumer staples	706,907	—	—
Energy	447,572	—	—
Financials	1,090,282	—	—
Health care	1,008,858	—	—
Industrials	766,484	—	—
Information technology	1,459,724	—	—
Materials	193,562	—	—
Real estate	166,926	—	—
Telecommunication services	209,253	—	—
Utilities	282,286	—	—
Total common stocks	7,176,805	—	—
Purchased options outstanding	—	221,039	—
Short-term investments	251,986	25,200	—

Totals by level	$7,428,791	$246,239	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(4,251)	$—
Total return swap contracts	—	(31,155)	—

Totals by level	$—	$(35,406)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$221,039	$35,406

Total	$221,039	$35,406

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$50,000
Written equity option contracts (contract amount)		$29,000
OTC total return swap contracts (notional)		$3,500,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—
	Purchased options#	43,499	111,404	—	66,136	221,039

	Total Assets	$43,499	$111,404	$—	$66,136	$221,039

	Liabilities:
	OTC Total return swap contracts*#	—	31,155	—	—	31,155
	Written options#	—	497	1,616	2,138	4,251

	Total Liabilities	$—	$31,652	$1,616	$2,138	$35,406

	Total Financial and Derivative Net Assets	$43,499	$79,752	$(1,616)	$63,998	$185,633
	Total collateral received (pledged)##†	$—	$79,752	$—	$40,000
	Net amount	$43,499	$—	$(1,616)	$23,998

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2016